Related party transactions	12 Months Ended
Dec. 31, 2013
Related party transactions [Abstract]
Related party transactions

Note 10 - Related party transactions:

Due from related parties consists of amounts related to the Company and its related entities which arose from noninterest bearing cash advances and are expected to be repaid within the next twelve months. Included in other assets are noninterest bearing cash advances made to related parties that are not expected to be repaid within the next twelve months. As of December 31, 2013 and 2012, these advances amounted to $1,107,220 and $678,495, respectively.

The Company incurred approximately $59,600 and $950 in 2013 and 2012, respectively, for design services at the various restaurants to an entity owned by one of the Company's members. Included in accounts payable at December 31, 2013 and 2012 is a balance due to this entity of approximately $0 and $20,400, respectively.

The Company incurred approximately $1,161,000 and $654,000 in 2013 and 2012, respectively, for legal fees to an entity owned by one of the Company's members. Included in accounts payable and accrued expenses at December 31, 2013 and 2012 is a balance due to this entity of approximately $416,700 and $410,000, respectively.

The Company incurred approximately $0 and $53,000 in 2013 and 2012, respectively, for consulting fees to an entity owned by one of the Company's members.

The Company incurred approximately $1,825,400 in 2013 for construction services to an entity owned by one of the Company's members. Included in accounts payable at December 31, 2013 is a balance due to this entity of approximately $15,900. There were no amounts incurred with respect to this related entity for 2012.